Insurance (Obligations Under Funding Agreements - Narrative) (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Insurance [Abstract]
Funding agreements issued to certain SPEs	$ 35.1	$ 36.7	$ 26.8
Funding agreements repaid to certain SPEs	35.5	31.7	$ 25.1
Outstanding funding agreements to certain SPEs	$ 29.5	$ 30.3